INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2024
Income Taxes [Abstract]
Deferred income tax balances
The sources of deferred income tax balances are as follows:

	As of December 31,
US$ MILLIONS	2024	2023
Deferred income tax assets
Tax losses carried forward	$2,143	$2,162
Financial instruments and other	717	212
	$2,860	$2,374
Deferred income tax liabilities
Long lived assets	$(9,836)	$(9,636)
Investment in associates and investment properties	(571)	(534)
	$(10,407)	$(10,170)
Net deferred income tax liabilities	$(7,547)	$(7,796)
Reflected in the Consolidated Statements of Financial Position as follows:
Deferred income tax assets	$120	$107
Deferred income tax liabilities	(7,667)	(7,903)
Net deferred income tax liabilities	$(7,547)	$(7,796)
The sources of deferred income tax balances and movements are as follows:

		Recognized in
US$ MILLIONS	Jan. 1, 2024	Net Income	Other Comprehensive Income	Other(1)	Acquisitions/ Dispositions	Dec. 31, 2024
Deferred income tax assets related to non-capital losses and capital losses	$2,162	$188	$—	$(207)	$—	$2,143
Deferred income tax liabilities related to differences in tax and book basis, net	(9,958)	136	(213)	811	(466)	(9,690)
Net deferred income tax liabilities	$(7,796)	$324	$(213)	$604	$(466)	$(7,547)

		Recognized in
US$ MILLIONS	Jan. 1, 2023	Net Income	Other Comprehensive Income	Other(1)	Acquisitions/ Dispositions	Dec. 31, 2023
Deferred income tax assets related to non-capital losses and capital losses	$1,937	$275	$—	$(53)	$3	$2,162
Deferred income tax liabilities related to differences in tax and book basis, net	(7,801)	(280)	(107)	(217)	(1,553)	(9,958)
Net deferred income tax liabilities	$(5,864)	$(5)	$(107)	$(270)	$(1,550)	$(7,796)

(1)Other items relates to foreign exchange as deferred income taxes are calculated based on the functional currency of each operating entity.
The following table details the expiry date, if applicable, of the non-capital losses:

	Year of Expiration
US$ MILLIONS	2025	2026	2027	2028	2029	Beyond	Do not expire	Total
As of December 31, 2024	$18	$6	$20	$35	$10	$416	$2,521	$3,026

	Year of Expiration
US$ MILLIONS	2024	2025	2026	2027	2028	Beyond	Do not expire	Total
As of December 31, 2023	$17	$16	$6	$20	$15	$895	$1,787	$2,756

US$ MILLIONS	2024	2023	2022
Deferred income tax arising on income and expenses recognized in other comprehensive income:
Revaluation of property, plant and equipment	$(232)	$(169)	$(113)
Cash flow hedges	39	61	(162)
Pension plan actuarial changes	(20)	1	(39)
Total income tax expense recognized directly in other comprehensive income	$(213)	$(107)	$(314)

Components of income tax expense (recovery)
The major components of income tax expense include the following:

	For the year ended December 31,
US$ MILLIONS	2024	2023	2022
Tax expense comprises:
Current income tax expense	$594	$576	$474
Deferred income tax expense (recovery)
Origination and reversal of temporary differences	(247)	(51)	75
Changes in tax rates or the imposition of new taxes	(13)	4	(6)
Unrecognized deferred taxes	(64)	52	17
Total income tax expense	$270	$581	$560
Net income before income tax expense reconciles to income tax expense as follows:
Net income before income tax	$1,953	$2,029	$1,935
Income tax expense calculated at the domestic rates applicable to profits in the country concerned	524	622	626
Change in substantively enacted tax rates	(13)	4	(6)
International operations subject to different tax rates	35	(10)	(5)
Taxable income attributable to non-controlling interests	(106)	(73)	(91)
Portion of gains subject to different tax rates	(150)	(64)	23
Deferred tax assets not recognized	(64)	52	17
Permanent differences and other	44	50	(4)
Income tax expense recognized in profit or loss	$270	$581	$560